Intangible Assets, Amortization Expense (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2021 (actual)	$ 305
Estimate for year ended December 31,
2022	305
2023	264
2024	228
2025	196
2026	157
MSRs [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2021 (actual)	225
Estimate for year ended December 31,
2022	246
2023	213
2024	187
2025	163
2026	130
Customer relationship and other intangibles [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2021 (actual)	80
Estimate for year ended December 31,
2022	59
2023	51
2024	41
2025	33
2026	$ 27